Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Expected option life (years)	6	6
Risk-free interest rate	1.60%	0.70%
Dividend yield	0.00%	0.00%
Expected volatility	87.00%	84.00%